Business Combination and Goodwill	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Business combination and goodwill
6	Business combination and goodwill

(i)	Viapool
On 14 January 2022, the Group acquired a 51% controlling interest in Viapool Inc, (“Viapool”) a company incorporated under the laws of the U.S. State of Delaware, pursuant to the signed stock purchase agreement. Viapool is engaged in the development, implementation and commercialization of new mobility and transport systems, including different services and connecting travellers with buses and private cars in Argentina and Chile. This acquisition has been accounted for in accordance with IFRS 3 Business Combinations.
The purchase consideration and the provisional fair value of the identifiable assets and liabilities of Viapool at the date of acquisition are as follows:

Fair value recognized on acquisition
USD
Assets
Intangible assets	5,530,000
Right of use asset	34,524
Property and equipment	45,170
Trade and other receivables	907,040
Cash and cash equivalents	332,005

6,848,739
Liabilities
Interest-bearing loans	16,697
Trade and other payables	1,004,118
Lease liabilities	44,554

1,065,369

Total identifiable net assets at fair value	5,783,370

Non-controlling interest measured at fair value	(2,833,851)
Fair value of purchase consideration	4,400,000

Goodwill arising on acquisition	1,450,481

Cash flow
on acquisition
USD
Net cash acquired with the subsidiary	(332,005)
Cash consideration paid	1,000,000

Purchase consideration transferred	667,995

Purchase consideration is paid as follows:

-	$1 million in cash, paid by the Group at closing date of the acquisition;

-	$0.5 million in the Parent Company shares payable at closing date. The number of shares to be issued will be determined based on the share price at the date of payment;

-	$2.4 million in cash, payable ten business days counted as from of 31 March 2022; and
-	Maximum of $0.5 million in cash, payable subject to achieving certain revenue level as outlined in the stock purchase agreement (Note 21).
At 30 June 2022, the share payment mentioned above was still due for issuance.

Contribution of financial results to the Group
The acquired business contributed a loss of $3,133,340 for the period since the acquisition date to 30 June 2022.

(ii)	Volt Lines
On 25 May 2022, the Group acquired 100% of the shares of Volt Lines B.V. (“Volt Lines”), a company incorporated under the laws of the Netherlands, pursuant to the signed sale and purchase agreement. Volt Lines is engaged in the development, implementation and commercialization of new mobility and transport systems, including different services and connecting travellers with buses and private cars in Turkey. This acquisition has been accounted for in accordance with IFRS 3 Business Combinations.
The Group incurred insignificant acquisition-related costs, which are not included as part of consideration transferred and have been recognized as an expense in the condensed interim consolidated statement of profit or loss, as part of professional expenses.
The purchase consideration and the provisional fair value of the identifiable assets and liabilities of Volt Lines at the date of acquisition are as follows:

Fair value recognized on acquisition
USD
Assets
Intangible assets	2,170,000
Property and equipment	178,561
Right of use asset	173,389
Trade and other receivables	570,966
Cash and cash equivalents	142,918

3,235,834

Liabilities
Interest-bearing loans	96,796
Trade and other payables	489,979
Convertible loan	241,506
Lease liabilities	188,010

1,016,291

Total identifiable net assets at fair value	2,219,543

Fair value of purchase consideration	13,200,000

Goodwill arising on acquisition	10,980,457

Cash flow on acquisition
USD
Net cash acquired with the subsidiary	(142,918)
Cash consideration paid	—

Purchase consideration transferred	(142,918)

Purchase consideration is paid as follows:

-	$5 million in cash, payable by the Group within 6 months of the closing date;

-	1,400,000 of the Parent Company shares (fair valued at $6.5 million at agreement closing date), payable at closing; and

-
Maximum of 1,800,000 of the Parent Company shares (fair valued at $1.7 million at agreement closing date), payable subject to achieving certain revenue milestones as outlined in the sale and purchase agreement (Note 21).

At 30 June 2022, the share payment mentioned above was still due for issuance.
Contribution of financial results to the Group
The acquired business contributed a loss of $408,230 excluding gain from hyperinflation adjustment of $2,676,834 for the period since the acquisition date to 30 June 2022.

(iii)	Door2Door
On 3 June 2022, the Group acquired 100% of the shares of Door2Door GMBH (“Door2Door”), a company incorporated under the laws of Germany, pursuant to the signed sale and purchase agreement. Door2Door is a high-growth mobility operations platform that partners with municipalities, public transit operators, corporations, and automotive companies to optimize shared mobility solutions across Europe. This acquisition has been accounted for in accordance with IFRS 3 Business Combination.
The purchase consideration and the provisional fair value of the identifiable assets and liabilities of Door2Door at the date of acquisition are as follows:

Fair value recognized on acquisition
USD
Assets
Intangible assets	1,160,000
Property and equipment	48,730
Right of use asset	599,087
Trade and other receivables	250,495
Cash and cash equivalents	136,626

2,194,938
Liabilities
Interest-bearing loans	1,320,773
Trade and other payables	1,640,583
Lease liabilities	677,866

3,639,222

Total identifiable net deficit at fair value	(1,444,284)

Fair value of purchase consideration	2,615,000

Goodwill arising on acquisition	4,059,284

Cash flow on Acquisition
USD
Net cash acquired with the subsidiary	(136,626)
Cash consideration paid	1,074,842

Purchase consideration transferred	938,216

Purchase consideration is paid as follows:

-	$0.87 million in cash, paid by the Group at closing date; and

-
$1.54 million, to be paid in shares of the Parent Company, within 6 months from initial listing of the shares of the Parent Company on NASDAQ, but no later than 9 months from closing date. The number of shares to be issued will be determined based on the share price at the date of payment. In addition, the Group has paid $0.2 million as acquisition cost.

At 30 June 2022, the share payment mentioned above was still due for issuance.
Contribution of financial results to the Group
The acquired business’s contribution to the Group’s financial results since the acquisition date was insignificant.
The Group’s total goodwill is summarized as per the table
below:

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Goodwill arising on acquisition of:
Viapool	1,450,481	—
Voltlines	10,980,457	—
Door2Door	4,059,284	—
Shotl	4,270,505	4,418,226

	20,760,727	4,418,226